Subsequent Events - Additional Information (Detail) - MXN ($) $ in Millions				12 Months Ended
	Apr. 14, 2019	Feb. 27, 2019	Jan. 31, 2019	Dec. 31, 2018	Apr. 11, 2019
Disclosure of non-adjusting events after reporting period [line items]
American depositary shares				10
Series A shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of capital stock				47.20%
Series D shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of capital stock				27.80%
Series L shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of capital stock				25.00%
Maximum percentage for voting right				25.00%
Series L shareholders [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares will receive with limited voting rights				5
Number of shares will receive with full voting rights				3
Series A shareholders [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares will receive in exchange of shares outstanding				8
Series D shareholders [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares will receive in exchange of shares outstanding				8
Installment One [member]
Disclosure of non-adjusting events after reporting period [line items]
Dividend installment period				May 04, 2019
Installment Two [member]
Disclosure of non-adjusting events after reporting period [line items]
Dividend installment period				Nov. 06, 2019
Dividend announcement [member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary dividend payable		$ 9,692
Dividends approved date		Mar. 22, 2019
Events after reporting period [member] | Coca-Cola FEMSA [member]
Disclosure of non-adjusting events after reporting period [line items]
Stock split ratio	800.00%		800.00%
American depositary shares					10